Other Disclosures - Remuneration of the Board of Directors and Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Remuneration of the Board of Directors and Executive Management
Wages and salaries	kr 101	kr 71	kr 55
Share-based compensation expenses	157	100	70
Defined contribution plans	4	3	2
Total	kr 262	kr 174	kr 127